                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-6447

                   (Investment Company Act File Number)

                  Federated Fixed Income Securities, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

            Date of Reporting Period: Six months ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Limited Term Fund

Established 1991

A Portfolio of Federated Fixed Income Securities, Inc.

12TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.13	$9.51	$9.30	$9.45	$9.82	$9.95
Income From Investment Operations:
Net investment income	0.17	0.41	0.54	0.63	0.57	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	(0.37)	0.20	(0.14)	(0.35)	(0.13)

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.04	0.74	0.49	0.22	0.47

Less Distributions:
Distributions from net investment income	(0.17)	(0.42)	(0.53)	(0.64)	(0.59)	(0.60)

Net Asset Value, End of Period	$9.04	$9.13	$9.51	$9.30	$9.45	$9.82

Total Return[1]	0.86%	0.44%	8.18%	5.42%	2.31%	4.81%

Ratios to Average Net Assets:

Expenses	1.09%[2]	1.05%	1.18%	1.17%	1.10%	1.10%

Net investment income	3.75%[2]	4.46%	5.25%	6.68%	5.98%	6.02%

Expense waiver/reimbursement[3]	0.29%[2]	0.28%	0.24%	0.40%	0.37%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$260,543	$322,540	$432,539	$114,137	$139,452	$101,213

Portfolio turnover	37%	38%	24%	30%	29%	93%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.13	$9.51	$9.30	$9.45	$9.82	$9.95
Income From Investment Operations:
Net investment income	0.17	0.43	0.51	0.64	0.57	0.61
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	(0.38)	0.25	(0.14)	(0.34)	(0.13)

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.05	0.76	0.50	0.23	0.48

Less Distributions:
Distributions from net investment income	(0.17)	(0.43)	(0.55)	(0.65)	(0.60)	(0.61)

Net Asset Value, End of Period	$9.04	$9.13	$9.51	$9.30	$9.45	$9.82

Total Return[1]	0.91%	0.54%	8.32%	5.52%	2.42%	4.91%

Ratios to Average Net Assets:

Expenses	0.99%[2]	0.95%	1.02%	1.07%	1.00%	1.00%

Net investment income	3.85%[2]	4.55%	5.59%	6.78%	6.00%	6.09%

Expense waiver/reimbursement[3]	0.04%[2]	0.03%	0.05%	0.15%	0.12%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$10,100	$10,337	$12,609	$7,960	$9,520	$13,358

Portfolio turnover	37%	38%	24%	30%	29%	93%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.2%
		Federal Home Loan Mortgage Corp.--0.2%
$217,664		FHLMC ARM, 4.082%, 9/1/2019	$224,886
228,468		FHLMC ARM, 4.176%, 12/1/2018	235,711

		TOTAL	460,597

		Federal National Mortgage Assoc.--0.0%
65,836		FNMA ARM, 4.250%, 12/1/2020	67,637

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $520,808)	528,234

		ASSET-BACKED SECURITIES--26.4%
		Automotive--8.5%
3,029,296		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	3,053,530
219,767		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	220,749
3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	3,129,562
1,410,192		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	1,428,962
1,431,059		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	1,442,207
2,000,000	[3]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.37%, 5/15/2007	2,000,460
1,863,236	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,900,203
971,316		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	975,357
2,446,565	[1,2]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/31/2006	2,483,655
1,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	1,570,875
1,169,500		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,215,866
968,129		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	987,978
166,512		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	172,097
1,479,368		Mellon Auto Grantor Trust 2000-2, Class B, 6.67%, 7/15/2007	1,540,244
836,390		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	841,768
59,303	[1]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	59,303
76,418	[1]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	79,085
62,108		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	62,486

		TOTAL	23,164,387

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--1.9%
$246,702	[1]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	$247,143
1,790,881		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,806,819
2,000,000	[1]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	2,131,280
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,095,560

		TOTAL	5,280,802

		Equipment Leasing--0.7%
1,826,233	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,879,693

		Home Equity Loan--7.4%
27,200,619		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	1,384,240
902,264	[1]	AQ Finance NIM Trust 2002-1, Class NOT, 9.50%, 6/25/2032	884,787
19,531,250		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	1,614,453
21,800,000		Asset Backed Funding Certificate 2002-OPT1, Class AIO, 6.00%, 3/25/2005	1,344,624
30,769,231		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	656,000
27,690,250		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	1,176,836
322,518	[3]	Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 4.07%, 6/25/2028	324,621
112,299		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	115,894
1,477,532		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	1,487,198
22,384,615		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	1,389,861
52,284		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	53,225
26,000,000		Equity One ABS, Inc. 2001-3, Class AIO, 5.00%, 10/25/2031	644,540
575,412	[1]	First Franklin NIM Trust 2001-FF2, Class NOT, 8.35%, 11/26/2031	575,412
782,252	[1]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	791,600
2,339,154		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	2,405,562
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,473,000
200,308		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	201,636
18,038,000		Irwin Home Equity 2001-2, Class AIO, 10.00%, 3/25/2004	1,325,252
889,162		Mellon Bank Home Equity Installment Loan Trust 1997-1, Class A4, 6.84%, 7/25/2012	917,980
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$249,344	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	$59,843
1,006,228	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 7.68%, 3/25/2028	1,002,132
133,096	[3]	Saxon Asset Securities Trust 2000-2, Class AV1, 1.58%, 7/25/2030	133,497

		TOTAL	19,962,193

		Manufactured Housing--1.8%
750,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	598,530
1,250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	338,288
1,374,271		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,408,422
2,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	446,715
500,344		Green Tree Financial Corp. 1998-2, Class A5, 6.24%, 11/1/2016	508,825
4,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	408,880
2,000,000	[1]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	600,000
500,000	[3]	Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.91%, 6/7/2016	473,266

		TOTAL	4,782,926

		Non-Agency Mortgage--2.2%
3,000,000	[1,3]	Harwood Street Funding I LLC 2001-1A, Class CTF, 3.118%, 9/20/2004	2,979,390
2,770,125	[3]	Impac CMB Trust 2002-7, Class A, 1.75%, 11/25/2032	2,778,297
430,089	[1,2,3]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.746%, 1/20/2035	330,365

		TOTAL	6,088,052

		Other--2.2%
626,779	[1]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.868%, 9/20/2010	626,779
1,735,313		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	1,773,597
27,309,040		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	1,415,728
2,366,249	[1]	FMAC Loan Receivables Trust 1997-A, Class A-X, 1.00%, 4/01/2019	82,819
2,200,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	1,985,984

		TOTAL	5,884,907

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Rate Reduction Bond--1.7%
$2,780,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A6, 6.38%, 9/25/2008	$3,027,225
414,035		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	417,517
1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,087,680

		TOTAL	4,532,422

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $81,480,357)	71,575,382

		COLLATERALIZED MORTGAGE OBLIGATIONS--9.5%
		Commercial Mortgage--0.0%
3,033,771		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 6/18/2029	134,948

		Federal Home Loan Mortgage Corp.--4.2%
12,832,992		Federal Home Loan Mortgage Corp., Series 2416, Class PI, 6.00%, 8/15/2012	233,773
1,670,693		Federal Home Loan Mortgage Corp., Series 2603, Class AC, 2.00%, 12/15/2008	1,665,096
3,000,000		Federal Home Loan Mortgage Corp., Series SF1, Class A3, 2.00%, 12/15/2008	2,996,250
5,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through H008, Class A3, 2.29%, 6/15/2007	5,013,500
1,500,000		Federal Home Loan Mortgage Corp. Structured Pass Through H009, Class A2, 1.876%, 3/15/2008	1,496,250

		TOTAL	11,404,869

		Non-Agency Mortgage--5.3%
784,146	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	711,856
410,458	[3]	Citicorp Mortgage Securities, Inc. 1992-18, Class A1, 4.316%, 11/25/2022	422,329
270,113	[1]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	247,953
1,868,945		GE Capital Mortgage Services, Inc. 1998-16, Class A3, 6.50%, 11/25/2013	1,937,759
2,699,002		GSR Mortgage Loan Trust 2002-10, Class A2B, 3.322%, 11/25/2032	2,714,666
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$2,876,435		PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	$3,060,182
995,183	[1,2,3]	RESI Finance LP 2002-A, Class B3, 2.91%, 10/10/2034	996,427
214,713	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.860%, 10/26/2023	167,274
288,153		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	292,211
393,394		Residential Funding Mortgage Securities I 1997-S17, Class A14, 7.00%, 11/25/2027	393,180
67,240		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	67,490
1,250,000		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	1,279,726
2,000,000		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	1,997,640

		TOTAL	14,288,693

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,380,560)	25,828,510

		CORPORATE BONDS--31.2%
		Basic Industries - Metals & Mining--0.6%
1,500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	1,564,875

		Basic Industries - Paper--1.2%
1,000,000		International Paper Co., 8.125%, 7/8/2005	1,123,110
2,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	2,117,320

		TOTAL	3,240,430

		Beverage & Tobacco--0.4%
1,000,000		Diageo Capital PLC, 3.375%, 3/20/2008	1,029,130

		Capital Goods - Diversified Manufacturing--0.6%
1,500,000		Tyco International Group, Sr. Note, 6.25%, 6/15/2003	1,503,750

		Capital Goods- Aerospace & Defense--1.3%
1,250,000		General Dynamics Corp., 2.125%, 5/15/2006	1,257,913
2,000,000		Raytheon Co., Note, 6.30%, 3/15/2005	2,148,020

		TOTAL	3,405,933

		Communications - Media & Cable--0.4%
1,100,000		Comcast Corp., 6.375%, 1/30/2006	1,203,796

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.6%
$1,650,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	$1,674,816

		Communications - Telecom Wirelines--0.5%
1,250,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	1,451,175

		Consumer Cyclical - Automotive--1.2%
1,500,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	1,624,620
1,500,000	[4]	Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	1,506,705

		TOTAL	3,131,325

		Consumer Cyclical - Entertainment--0.8%
850,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	900,040
1,250,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	1,398,850

		TOTAL	2,298,890

		Consumer Cyclical - Retailers--1.5%
1,000,000		CVS Corp., 5.625%, 3/15/2006	1,097,740
750,000		Target Corp., 3.375%, 3/1/2008	775,342
2,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	2,101,400

		TOTAL	3,974,482

		Consumer Non - Food/Beverage--0.5%
1,300,000		Kellogg Co., Note, 6.00%, 4/1/2006	1,438,996

		Consumer Non - Supermarkets--0.4%
1,000,000		Meyer (Fred), Inc., Sr. Note, 7.375%, 3/1/2005	1,090,340

		Consumer Products--0.4%
1,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	1,071,250

		Cosmetics & Toiletries--0.4%
1,100,000	[4]	Gillette Co., 2.875%, 3/15/2008	1,121,329

		Energy - Integrated--1.2%
3,000,000		Conoco, Inc., 5.45%, 10/15/2006	3,315,030

		Finance - Automotive--1.1%
2,000,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	2,006,940
1,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,067,510

		TOTAL	3,074,450

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Other--0.5%
$1,200,000		Mellon Funding Corp., 7.50%, 6/15/2005	$1,340,172

		Financial Institutions - Banking--0.9%
1,000,000		PNC Funding Corp., 5.75%, 8/1/2006	1,105,710
1,100,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,200,903

		TOTAL	2,306,613

		Financial Institutions - Brokerage--2.2%
2,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,163,360
1,200,000	[4]	Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	1,275,924
2,500,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	2,612,425

		TOTAL	6,051,709

		Financial Institutions - Finance Captive--0.9%
1,250,000		American Express Co., 3.75%, 11/20/2007	1,312,250
1,000,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	1,077,550

		TOTAL	2,389,800

		Financial Institutions - Insurance - Life--0.4%
1,000,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,115,430

		Financial Institutions - Insurance - P&C--0.9%
1,100,000	[1,2]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	1,224,828
1,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	1,326,432

		TOTAL	2,551,260

		Financial Institutions - Reits--1.7%
3,000,000		EOP Operating LP, 7.375%, 11/15/2003	3,070,560
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,401,850

		TOTAL	4,472,410

		Financial Intermediaries--0.9%
1,150,000		Texaco Capital, Inc., 5.70%, 12/1/2008	1,252,304
1,000,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	1,121,060

		TOTAL	2,373,364

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Services--2.0%
$1,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	$1,633,650
1,250,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,388,250
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,107,240
1,100,000		SLM Corporation, 5.625%, 4/10/2007	1,229,305

		TOTAL	5,358,445

		Food & Drug Retailers--1.2%
2,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	2,102,980
975,000		Safeway, Inc., 6.15%, 3/1/2006	1,063,530

		TOTAL	3,166,510

		Food Products--0.4%
1,100,000		General Mills, Inc., 3.875%, 11/30/2007	1,152,063

		Insurance--0.8%
1,250,000		Equitable Cos., Inc., Note, 6.50%, 4/1/2008	1,413,700
750,000		HSB Group, Inc., Company Guarantee, 2.19875%, 7/15/2027	705,045

		TOTAL	2,118,745

		Pharmaceutical--0.4%
1,000,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	1,158,180

		Real Estate--0.9%
2,175,000		Security Capital Group, Inc., Sr. Note, 6.95%, 6/15/2005	2,396,524

		Sovereign--0.5%
1,200,000		Quebec, Province of, 5.50%, 4/11/2006	1,312,800

		State/Provincial--0.4%
1,000,000		Ontario, Province of, 2.35%, 6/30/2006	1,014,430

		Technology Services--0.8%
1,000,000		Computer Sciences Corp., 7.50%, 8/8/2005	1,115,510
1,000,000	[1,2]	FIserv, Inc., 4.00%, 4/15/2008	1,037,790

		TOTAL	2,153,300

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--1.7%
$1,300,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	$1,395,394
1,150,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	1,269,842
2,000,000		Verizon Wireless, Inc., Note, 1.65875%, 12/17/2003	2,001,040

		TOTAL	4,666,276

		Utility - Electric--0.6%
500,000		Alabama Power Co., 2.65%, 2/15/2006	510,445
1,000,000		PSEG Power LLC, 6.875%, 4/15/2006	1,116,560

		TOTAL	1,627,005

		TOTAL CORPORATE BONDS (IDENTIFIED COST $81,947,562)	84,315,033

		MORTGAGE BACKED SECURITIES--0.1%
		Government National Mortgage Assoc.--0.1%
174,787		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026 (identified cost $181,068)	191,283

		GOVERNMENT AGENCIES--7.1%
		Federal Home Loan Mortgage Corp.--2.3%
6,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	6,113,940

		Federal National Mortgage Assoc.--4.8%
4,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	4,111,960
8,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	8,877,040

		TOTAL	12,989,000

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $18,696,740)	19,102,940

		U.S. TREASURY NOTES--13.4%
12,500,000	[4]	2.125%, 10/31/2004	12,666,000
10,000,000	[4]	3.25%, 8/15/2007	10,490,600
3,000,000	[4]	3.50%, 11/15/2006	3,174,840
9,000,000	[4]	5.75%, 11/15/2005	9,937,980

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $35,215,428)	36,269,420

Shares			Value
		MUTUAL FUNDS--26.3%
2,085,584		Federated Mortgage Core Portfolio	$21,439,802
1,499,709		High Yield Bond Portfolio	9,808,095
592,358		Prime Value Obligations Fund, Class IS	592,358
39,317,510		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	39,317,510

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $72,235,454)	71,157,765

		TOTAL INVESTMENTS--114.2% (IDENTIFIED COST $316,657,977)[5]	308,968,567

		OTHER ASSETS AND LIABILITIES -- NET--(14.2)%	(38,325,185)

		TOTAL NET ASSETS--100%	$270,643,382

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2003, these securities amounted to $23,603,297 which represents 8.7% of total net assets. Included in these amounts are securities which have been deemed liquid (amounting to $8,576,745 and representing 3.2% of total net assets).

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Denotes variable rate securities, which shows current rate and final maturity date.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for federal tax purposes amounts to $316,657,977.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $38,520,215 of securities loaned (identified cost $316,657,977)		$308,968,567
Income receivable		2,546,914
Receivable for investments sold		220,131
Receivable for shares sold		2,659,641
Receivable for daily variation margin		15,506

TOTAL ASSETS		314,410,759

Liabilities:
Payable for shares redeemed	$4,160,057
Income distribution payable	229,197
Payable for collateral due to broker	39,317,510
Accrued expenses	60,613

TOTAL LIABILITIES		43,767,377

Net assets for 29,944,138 shares outstanding		$270,643,382

Net Assets Consist of:
Paid in capital		$297,568,923
Net unrealized depreciation of investments		(7,689,410)
Accumulated net realized loss on investments and futures contracts		(18,856,549)
Distributions in excess of net investment income		(379,582)

TOTAL NET ASSETS		$270,643,382

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($260,543,231÷ 28,826,687 shares outstanding)		$9.04

Offering price per share (100/99.00 of $9.04)[1]		$9.13

Redemption proceeds per share		$9.04

Class F Shares:
Net asset value per share ($10,100,151 ÷ 1,117,451 shares outstanding)		$9.04

Offering price per share (100/99.00 of $9.04)[1]		$9.13

Redemption proceeds per share (99.00/100 of $9.04)[1]		$8.95

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends			$536,452
Interest (including income on securities loaned of $24,225)			6,828,426

TOTAL INCOME			7,364,878

Expenses:
Investment adviser fee		$608,499
Administrative personnel and services fee		114,398
Custodian fees		11,335
Transfer and dividend disbursing agent fees and expenses		100,828
Directors'/Trustees' fees		2,751
Auditing fees		7,507
Legal fees		2,456
Portfolio accounting fees		45,643
Distribution services fee--Class A Shares		734,895
Distribution services fee--Class F Shares		7,719
Shareholder services fee--Class A Shares		367,447
Shareholder services fee--Class F Shares		12,865
Share registration costs		26,997
Printing and postage		24,255
Insurance premiums		801
Taxes		9,468
Miscellaneous		1,145

TOTAL EXPENSES		2,079,009

Waivers and Reimbursement:
Waiver of investment adviser fee	$(17,628)
Waiver of distribution services fee--Class A Shares	(411,541)
Waiver of distribution services fee--Class F Shares	(1,544)
Reimbursement of investment adviser fee	(2,398)

TOTAL WAIVERS AND REIMBURSEMENT		(433,111)

Net expenses			1,645,898

Net investment income			5,718,980

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,903,472)
Net realized loss on futures contracts			(34,494)
Net change in unrealized appreciation (depreciation) of investments and futures contracts			(1,181,790)

Net realized and unrealized loss on investments and futures contracts			(3,119,756)

Change in net assets resulting from operations			$2,599,224

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,718,980	$17,305,479
Net realized gain loss on investments and futures contracts	(1,937,966)	(8,228,149)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,181,790)	(7,634,223)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,599,224	1,443,107

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,442,468)	(17,051,526)
Class F Shares	(195,944)	(490,417)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,638,412)	(17,541,943)

Share Transactions:
Proceeds from sale of shares	131,288,488	371,181,365
Net asset value of shares issued to shareholders in payment of distributions declared	4,758,590	11,336,343
Cost of shares redeemed	(195,240,984)	(478,689,854)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,193,906)	(96,172,146)

Change in net assets	(62,233,094)	(112,270,982)

Net Assets:
Beginning of period	332,876,476	445,147,458

End of period (including distributions in excess of net investment income of $(379,582) and $(460,150), respectively)	$270,643,382	$332,876,476

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

United States government securities, listed corporate bonds, other fixed-income and asset backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2003, the Fund had realized losses of $34,494 for futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2003, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$38,520,215	$39,317,510

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at May 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-1, 9.50%, 6/25/2032	3/15/2002	$ 901,732

Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, 6.25%, 12/1/2003	1/9/1997	241,421

Bayview Financial Acquisition Trust 1998-1, 8.21%, 5/25/2029	5/14/1998	783,779

CapitalSource Commercial Loan Trust 2002-2A, 1.868%, 09/20/2010	10/25/2002	626,779

First Franklin NIM Trust 2001-FF2, 8.35%, 11/26/2031	11/14/2001	575,412

First Plus Home Loan Trust 1997-3, 8.50%, 11/10/2023	9/27/2001	776,386

First Tennessee Financial Auto Securitization Trust 2002-A, 3.55%, 7/15/2008	6/10/2002	1,862,945

FMAC Loan Receivables Trust 1997-A, 1.00%, 4/15/2019	6/16/1997	358,660

GE Capital Mortgage Services, Inc. 1994-3, 6.50%, 1/25/2024	7/10/1997	183,263

Great American Leasing Receivables 2002-1, 4.91%, 7/15/2007	3/22/2002	1,826,033

Harwood Street Funding I LLC 2001-1A, 3.118%, 9/20/2004	11/30/2001	3,000,000

MBNA Master Credit Card Trust 1999-M, 7.45%, 4/16/2007	2/23/2000	999,773

Merit Securities Corp., 7.98%, 7/28/2033	5/18/1999	1,987,990

NC Finance Trust 1999-1, 8.75%, 1/25/2029	2/23/1999	248,139

Paragon Auto Receivables Owner Trust 1998-A, 7.47%, 11/15/2004	5/14/1998	59,299

Paragon Auto Receivables Owner Trust 1998-B, 7.03%, 3/15/2005	9/9/1998	76,409

Resecuritization Mortgage Trust 1998-A, 7.86%, 10/26/2023	2/12/1999	158,786

Saxon Asset Securities Trust 1998-1, 7.68%, 3/25/2028	3/5/1998 -- 5/21/1999	931,857

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	1,000,000,000
Class F	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	14,297,452	$129,878,189	39,196,361	$366,581,379
Shares issued to shareholders in payment of distributions declared	507,961	4,621,983	1,183,189	11,053,827
Shares redeemed	(21,313,233)	(193,560,813)	(50,535,697)	(471,969,830)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,507,820)	$(59,060,641)	(11,156,147)	$(94,334,624)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	154,563	$1,410,299	493,378	$4,599,986
Shares issued to shareholders in payment of distributions declared	15,018	136,607	30,241	282,516
Shares redeemed	(184,557)	(1,680,171)	(717,528)	(6,720,024)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(14,976)	$(133,265)	(193,909)	$(1,837,522)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,522,796)	$(59,193,906)	(11,350,056)	$(96,172,146)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $316,657,977. The unrealized depreciation of investments for federal tax purposes was $7,689,410. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,566,881 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,256,291.

At May 31, 2003, the Fund had a capital loss carryforward of $16,956,174, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 1,407,407

2004	$ 97,949

2005	$ 261,311

2007	$3,092,726

2008	$ 1,717,623

2009	$2,001,771

2010	$ 8,377,387

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$85,607,575

Sales	$143,011,011

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2003, were as follows:

Purchases	$25,040,643

Sales	$8,777,426

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

3070201 (7/03)

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund

Established 1993

A Portfolio of Federated Fixed Income Securities, Inc.

10TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.83	$9.74	$9.56	$9.60	$9.86	$9.78
Income From Investment Operations:
Net investment income	0.11	0.26 [1]	0.34	0.39	0.39	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	0.09 [1]	0.18	(0.04)	(0.26)	0.08

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.35	0.52	0.35	0.13	0.48

Less Distributions:
Distributions from net investment income	(0.11)	(0.26)	(0.34)	(0.39)	(0.39)	(0.40)

Net Asset Value, End of Period	$9.97	$9.83	$9.74	$9.56	$9.60	$9.86

Total Return[2]	2.57%	3.59%	5.53%	3.75%	1.29%	4.95%

Ratios to Average Net Assets:

Expenses	0.98%[3]	0.98%	0.98%	0.95%	0.90%	0.90%

Net investment income	2.23%[3]	2.58%[1]	3.42%	4.12%	3.94%	4.08%

Expense waiver/reimbursement[4]	0.11%[3]	0.16%	0.28%	0.40%	0.31%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$245,651	$225,572	$148,914	$54,995	$97,612	$72,174

Portfolio turnover	11%	39%	39%	6%	25%	25%

1 Effective December 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.83	$9.74	$9.56	$9.60	$9.86	$9.78
Income From Investment Operations:
Net investment income	0.12	0.28 [1]	0.37	0.42	0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	0.09 [1]	0.18	(0.04)	(0.26)	0.08

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.37	0.55	0.38	0.15	0.50

Less Distributions:
Distributions from net investment income	(0.12)	(0.28)	(0.37)	(0.42)	(0.41)	(0.42)

Net Asset Value, End of Period	$9.97	$9.83	$9.74	$9.56	$9.60	$9.86

Total Return[2]	2.70%	3.85%	5.80%	4.01%	1.54%	5.21%

Ratios to Average Net Assets:

Expenses	0.73%[3]	0.73%	0.73%	0.70%	0.65%	0.65%

Net investment income	2.48%[3]	2.85%[1]	3.72%	4.37%	4.18%	4.28%

Expense waiver/reimbursement[4]	0.26%[3]	0.31%	0.43%	0.55%	0.46%	0.65%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,575	$17,416	$18,955	$15,164	$28,006	$28,964

Portfolio turnover	11%	39%	39%	6%	25%	25%

1 Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.1%
		Alabama--2.8%
$1,000,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2008	AA/Aa3		$1,127,130
334,890	[2]	Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	NR		349,156
2,865,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 4.00%, 6/1/2007	A+/A1		3,024,924
405,000		Huntsville, AL, Health Care Authority, Revenue Bonds, 5.25% (Huntsville Hospital System), 6/1/2005	NR/A2		429,665
945,000		Huntsville, AL, Health Care Authority, Revenue Bonds, 5.25% (Huntsville Hospital System), 6/1/2006	NR/A2		1,024,720
1,500,000		Mobile, AL, IDB, (1994 Series A), 2.70% TOBs (International Paper Co.), Optional Tender 6/1/2003	BBB/Baa2		1,502,310

		TOTAL			7,457,905

		Alaska--1.5%
4,000,000		Valdez, AK, Marine Terminal, (1994 Series B), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/ (ConocoPhillips GTD), Optional Tender 1/1/2004	A-/A3		4,013,760

		Arizona--4.1%
2,000,000		Maricopa County, AZ, IDA, 1.30% CP (American Water Capital Corp.), Mandatory Tender 9/2/2003	BBB+/Baa1		2,000,000
3,000,000		Maricopa County, AZ, Pollution Control Corp., (Series 1994D), 1.75% TOBs (Arizona Public Service Co.), Optional Tender 4/5/2004	A-/A3		3,001,830
2,500,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		2,558,050
1,000,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2002D), 5.00%, 1/1/2007	AA/Aa2		1,110,450
1,000,000		Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/Baa3		1,014,630
1,000,000		Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	BBB/Baa3		1,026,220

		TOTAL			10,711,180

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Arkansas--1.4%
$500,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2003	BBB/NR		$500,810
1,475,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.25% (Arkansas Children's Hospital), 3/1/2006	A/A2		1,554,488
1,530,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.50% (Arkansas Children's Hospital), 3/1/2007	A/A2		1,627,660

		TOTAL			3,682,958

		California--3.2%
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, (Insured Series), 5.25% (MBIA INS), 5/1/2007	AAA/Aaa		1,691,205
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, (Series A), 5.50%, 5/1/2005	BBB+/A3		1,072,470
2,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	A/A2		2,211,380
1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,019,780
200,000		Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds, (Series 1998A), 4.85% (GNMA Collateralized Home Mortgage Program COL)/(MBIA INS), 12/1/2008	AAA//Aaa		202,960
1,250,000		Santa Clara County, CA, Financing Authority, Special Obligation Bonds, (Series 2003), 4.00% (Measure B Transportation Improvement Program), 8/1/2005	NR/A2		1,313,200
1,000,000		Santa Clara County, CA, Financing Authority, Special Obligation Bonds, (Series 2003), 4.00% (Measure B Transportation Improvement Program), 8/1/2006	NR/A2		1,064,530

		TOTAL			8,575,525

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--2.5%
$125,000		Colorado HFA, Single Family Mortgage Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		$129,235
515,000		Colorado HFA, Single Family Program Senior Bonds, (Series 1998C-1), 4.70%, 5/1/2020	NR/Aa2		527,633
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,029,640
2,000,000		Countrydale, CO, Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,059,020
215,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.00%, 12/1/2004	BBB+/Baa2		222,099
305,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2005	BBB+/Baa2		324,462
140,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2006	BBB+/Baa2		151,515
200,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2007	BBB+/Baa2		217,354
1,865,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 3.30% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2005	AA-/NR		1,931,021

		TOTAL			6,591,979

		Delaware--1.7%
4,000,000		Delaware State, UT GO Bonds, (Series 2002A), 5.00%, 7/1/2006	AAA/Aaa		4,437,880

		Florida--4.9%
1,065,000		Escambia County, FL, Health Facilities Authority, Revenue Bonds, (Series 2003A), 5.00% (Ascension Health Credit Group), 11/15/2008	AA/Aa2		1,193,695
4,420,000		Florida State Board of Education Lottery, Revenue Bonds, (Series A), 5.50% (FGIC INS), 7/1/2004	AAA/Aaa		4,633,044
1,455,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, (Series 2002B), 3.50% (Adventist Health System), 11/15/2004	A/A3		1,492,772
1,000,000		Lee County, FL, School Board, Refunding Certificate of Participation (Series 1996A), 4.60% (FSA INS)/ (Original Issue Yield: 4.65%), 8/1/2004	AAA/Aaa		1,041,160
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$500,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds, (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL), Mandatory Tender 5/15/2005	BB/Ba3		$484,535
2,000,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds, (Series 2002A), 5.00% (AMBAC INS), 4/1/2008	AAA/Aaa		2,263,860
1,680,000		Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds, (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2005	A/NR		1,803,077

		TOTAL			12,912,143

		Georgia--1.6%
1,300,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA INS), 12/1/2004	AAA/Aaa		1,365,533
1,640,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		1,641,804
1,000,000		Municipal Electric Authority of Georgia, Combustion Turbine Project Revenue Bonds, (Series 2002A), 5.00% (MBIA INS), 11/1/2008	AAA/Aaa		1,142,570

		TOTAL			4,149,907

		Hawaii--0.2%
525,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial Hospital), 7/1/2003	BBB+/Baa1		526,207

		Idaho--1.2%
2,000,000		Boise City, ID, Housing Authority, Multifamily Housing Revenue Bonds, (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1		2,046,740
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, (Series 1998), 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB/NR		230,945
910,000		Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%, 7/1/2028	NR/Aaa		913,294

		TOTAL			3,190,979

		Illinois--4.3%
1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		1,778,648
275,000		Chicago, IL, Collateralized SFM Revenue Bonds, (Series 1997B), 5.10% (GNMA Collateralized Home Mortgage Program COL), 9/1/2007	NR/Aaa		280,981
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Illinois--continued
$1,000,000		Chicago, IL, Transit Authority, Capital Grant Receipts Revenue Bonds, (Series B), 4.25% (AMBAC INS), 6/1/2008	AAA/Aaa		$1,050,060
475,000	[2]	Illinois Development Finance Authority, IDB, (Series 1995) Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		475,808
235,000		Illinois Development Finance Authority, IDB, Mortgage Revenue Refunding Bonds, (Series 1997A), 5.20% (MBIA INS)/(FHA LOC), 7/1/2008	NR/Aaa		252,540
1,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series A), 4/1/2032 (MBIA INS)	AAA/Aaa		1,000,000
2,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series B), 4/1/2032 (MBIA INS)	AAA/Aaa		2,000,000
2,000,000		Illinois Health Facilities Authority, Revenue Bonds, 5.25% (Advocate Health Care Network)/ (Original Issue Yield: 5.33%), 11/15/2006	AA/Aa3		2,210,480
2,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA INS), 7/1/2007	AAA/Aaa		2,243,040

		TOTAL			11,291,557

		Indiana--1.6%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds, (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		1,043,900
500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		501,490
1,260,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds, (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2005	NR/Aa3		1,353,933
725,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds, (Series 2001A), 5.50% (Community Foundation of Northwest Indiana), 8/1/2005	BBB-/NR		749,490
575,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A/NR		590,709

		TOTAL			4,239,522

		Iowa--0.7%
1,815,000		Iowa Finance Authority, Iowa State Revolving Fund, (Series 2001A), 4.75%, 2/1/2005	AAA/Aaa		1,923,083

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--2.8%
$1,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A2		$1,063,330
1,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998C), 4.50% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2003	BBB/A2		1,005,870
2,465,000		Johnson County, KS, Unified School District No. 233, Refunding UT GO Bonds, 5.00% (FGIC INS), 3/1/2005	AAA/Aaa		2,628,356
1,155,000		Kansas Development Finance Authority, Revenue Bonds, 5.50% (Sisters of Charity, Leavenworth)/ (MBIA INS), 12/1/2005	AAA/Aaa		1,269,206
1,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds Series 1994, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,019,370
370,000		Newton, KS, Hospital Revenue Refunding Bonds, (Series 1998), 4.80% (Newton Healthcare Corp.)/(Original Issue Yield: 4.90%), 11/15/2003	BBB-/NR		373,974
80,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	NR/Aaa		84,736

		TOTAL			7,444,842

		Kentucky--0.3%
875,000		Kentucky Economic Development Finance Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		902,816

		Louisiana--2.8%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa2		1,082,020
1,000,000		Louisiana State Correctional Facilities Corp., Refunding Lease Revenue Bonds, 5.00% (Radian Asset Assurance INS), 12/15/2004	AA/NR		1,050,150
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds, (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		2,099,040
1,000,000		St. Charles Parish, LA, PCR Refunding Bonds, (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		1,009,190
2,000,000		St. Charles Parish, LA, PCR Refunding Bonds, (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,039,340

		TOTAL			7,279,740

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maryland--0.3%
$850,000		Prince Georges County, MD, IDRB, (Series 1993), 3.10% TOBs (International Paper Co.), Optional Tender 7/15/2003	BBB/Baa2		$852,116

		Massachusetts--2.7%
1,000,000		Commonwealth of Massachusetts, Construction Loan UT GO Bonds, (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		1,129,150
2,000,000		Massachusetts HEFA, Revenue Bonds, (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		2,026,880
1,115,000		Massachusetts HEFA, Revenue Bonds, (Series C), 5.00% (Milton Hospital), 7/1/2005	BBB+/NR		1,174,207
1,090,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 5-A, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		1,135,333
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		1,041,590
500,000		Massachusetts Water Pollution Abatement Trust Pool, Pool Program Bonds, (Series 8), 5.00%, 8/1/2006	AAA/Aaa		554,090

		TOTAL			7,061,250

		Michigan--2.8%
1,000,000		Detroit, MI, Capital Improvement LT, GO Bonds, (Series 2002A), 5.00% (MBIA INS), 4/1/2007	AAA/Aaa		1,115,910
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00% (MBIA INS), 1/1/2007	AAA/Aaa		1,387,138
1,810,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00%, 1/1/2005	AA/A1		1,916,681
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2008	A-/A1		1,096,850
250,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		253,835
500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2004	A/A1		523,330
1,000,000		Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,018,400

		TOTAL			7,312,144

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--1.2%
$1,500,000		Maplewood, MN, Health Care Facility Revenue Bonds, (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BB-/Ba2		$1,469,325
1,530,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	NR/A3		1,678,073

		TOTAL			3,147,398

		Missouri--3.7%
960,000		Cape Girardeau County, MO, IDA, Health Care Facilities Revenue Bonds, (Series A), 5.00% (St. Francis Medical Center, MO), 6/1/2007	A/NR		1,047,734
115,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	BBB/Baa1		115,105
1,750,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998 C), 9/1/2033	BBB+/A2		1,750,000
4,000,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), 9/1/2033	BBB+/A2		4,000,000
1,000,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000C), 3/1/2035	BBB+/A2		1,000,000
1,000,000		Missouri State HEFA, Educational Facilities Revenue Bonds, (Series 1998B), 4.40% TOBs (Rockhurst High School)/(Allied Irish Banks PLC LOC), Optional Tender 6/1/2003	NR/Aa3		1,000,090
440,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.85% (Ozarks Medical Center)/ (Original Issue Yield: 4.95%), 11/15/2003	BB+/NR		441,857
425,000		West Plains, MO, IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/ (Original Issue Yield: 5.125%), 11/15/2005	BB+/NR		430,393

		TOTAL			9,785,179

		Nebraska--0.6%
426,495	[2,3]	Energy America, NE, Gas Supply Revenue Bonds, (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		413,291
1,000,000		Nebraska Public Power District, General Revenue Bonds, (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,065,410

		TOTAL			1,478,701

		Nevada--0.4%
1,000,000		Clark County, NV, IDRBs, (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		1,002,780

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Hampshire--0.8%
$2,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	NR/A3		$2,024,440

		New York--9.3%
1,000,000		Dutchess County, NY, IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,022,160
1,120,000		Dutchess County, NY, IDA, Revenue Bonds, 3.55% (Marist College), 7/1/2008	NR/Baa1		1,157,666
1,110,000		Dutchess County, NY, IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	NR/Baa1		1,160,294
2,000,000		Long Island Power Authority, Electric System General Revenue Bonds, (Series 2003A), 3.00%, 6/1/2004	A-/Baa1		2,028,900
1,750,000		Long Island Power Authority, Electric System General Revenue Bonds, (Series 2003A), 4.50%, 6/1/2005	A-/Baa1		1,841,052
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds, (Series 2003C), 5.00%, 8/1/2006	AA+/Aa2		1,106,120
1,000,000		New York City, NY, UT GO Bonds, (Series 2001F), 5.00%, 8/1/2007	A/A2		1,100,370
1,000,000		New York City, NY, UT GO Bonds, (Series D), 5.00%, 8/1/2006	A/A2		1,090,310
1,000,000		New York City, NY, UT GO Bonds, (Series E), 5.00%, 8/1/2007	A/A2		1,100,370
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	A/A2		1,104,140
1,620,000		New York State Dormitory Authority, Revenue Bonds, (Series 2003), 4.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2008	NR/Aa3		1,726,969
5,000,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (State University of New York), 5/15/2004	AA-/A3		5,192,900
535,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		577,393
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, (Series 2002), 5.00%, 4/1/2006	AA-/A3		2,195,080
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, (Series 2002), 5.00%, 4/1/2007	AA-/A3		2,229,460

		TOTAL			24,633,184

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--1.4%
$1,500,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds, (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		$1,530,810
460,000		North Carolina HFA, SFM Revenue Bonds, (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		461,734
1,500,000		North Carolina State, UT GO Bonds, (Series 1997A), 5.20% (Original Issue Yield: 5.35%), 3/1/2013	AAA/Aa1		1,714,170

		TOTAL			3,706,714

		North Dakota--0.3%
435,000		North Dakota State HFA, Housing Finance Program Bonds, (Series 1997C), 4.70%, 1/1/2022	NR/Aa2		436,727
405,000		North Dakota State HFA, Housing Finance Program Bonds, (Series 1998A), 4.60%, 1/1/2023	NR/Aa2		412,310

		TOTAL			849,037

		Ohio--5.4%
315,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 4.80% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.90%), 7/1/2003	BBB/NR		315,617
460,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	BBB/NR		470,865
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds, (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,043,710
125,000		Ohio Enterprise Bond Fund, (Series 1995-3) State Economic Development Revenue Bonds, 5.60% (Smith Steelite), 12/1/2003	A-/NR		127,459
650,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1998A-1), 4.90% (GNMA Collateralized Home Mortgage Program COL), 9/1/2025	AAA/Aaa		677,833
1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds, (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		1,000,950
2,000,000		Ohio State Revenue, Major New State Infrastructure Revenue Bonds, 5.00%, 6/15/2006	AA/Aa3		2,209,180
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		1,000,020
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		$1,008,480
2,000,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, 2.25% TOBs (Ohio Edison Co.), Mandatory Tender 6/2/2005	BBB/Baa1		2,000,060
2,000,000		Ohio State, Higher Education Capital Facilities UT GO Bonds, (Series II-A), 5.00%, 12/1/2008	AA/Aa2		2,291,540

		TOTAL			14,145,714

		Oklahoma--0.8%
1,000,000		Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		1,000,110
1,000,000		Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		1,035,730

		TOTAL			2,035,840

		Oregon--0.7%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,085,890
750,000		Port of Portland, OR, 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		751,155

		TOTAL			1,837,045

		Pennsylvania--5.6%
1,345,000		Allegheny County, PA, HDA, Revenue Bonds, (Series 2003B), 5.50% (UPMC Health System), 6/15/2007	A/NR		1,496,285
1,020,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.25%, 10/15/2006	AA/Aa2		1,145,011
1,420,000		Erie County, PA, UT GO Bonds, 5.25% (AMBAC INS), 9/1/2004	AAA/Aaa		1,493,968
830,000		Grove City Area Hospital Authority, Hospital Revenue Bonds, (Series 1998), 4.50% (United Community Hospital)/(Original Issue Yield: 4.60%), 7/1/2003	BBB/NR		830,506
1,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		1,038,800
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999B), 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		$2,074,980
315,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, (Series 2001A), 6.00% (Amtrak), 11/1/2005	BBB-/A3		320,286
1,200,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,236,864
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A/NR		1,121,781
1,000,000		Pennsylvania State, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	AAA/Aaa		1,112,250
435,000		Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, 4.55% (Franklin Institute), 6/15/2003	NR/Baa2		435,570
785,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		796,320
1,400,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2004	A-/NR		1,472,142
320,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		328,672

		TOTAL			14,903,435

		Rhode Island--1.3%
2,000,000		Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR/Baa3		2,001,460
400,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		419,472
500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		534,110
510,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		551,907

		TOTAL			3,506,949

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--1.6%
$2,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds, (Series 2002A), 5.00% (FGIC INS), 1/1/2005	AAA/Aaa		$2,115,620
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds, (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		1,040,020
1,000,000		South Carolina Jobs-EDA, Hospital Facilities Revenue Bonds, (Series 2000A), 7.00% (Palmetto Health Alliance), 12/15/2004	BBB/Baa2		1,045,440

		TOTAL			4,201,080

		South Dakota--0.5%
1,255,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.50% (Avera Health)/ (AMBAC INS), 7/1/2005	AAA/Aaa		1,332,421

		Tennessee--1.7%
400,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		405,148
640,000		Knox County, TN, Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds, (Series 2003A), 4.00% (East Tennessee Children's Hospital), 7/1/2006	BBB+/Baa1		671,738
915,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.55% (Clarksville Regional Hospital)/(Original Issue Yield: 4.65%), 1/1/2004	BBB/Baa2		927,252
730,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.65% (Clarksville Regional Hospital)/(Original Issue Yield: 4.75%), 1/1/2005	BBB/Baa2		756,842
1,605,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 4.50% (Wellmont Health System), 9/1/2006	BBB+/NR		1,691,510

		TOTAL			4,452,490

		Texas--9.7%
3,000,000		Austin, TX, Water and Wastewater System, Refunding Revenue Bonds, (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa		3,420,060
2,000,000		Brazos River Authority, TX, Refunding Revenue Bonds, (Series A), 4.95% TOBs (TXU Energy), Mandatory Tender 4/1/2004	BBB/Baa2		2,035,540
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa2		1,053,120
2,380,000		Gulf Coast, TX, Waste Disposal Authority, Revenue Bonds, (Series 2002), 5.00% (Bayport Area System)/ (AMBAC INS), 10/1/2008	AAA/Aaa		2,710,511
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$3,000,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds, (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB/Baa2		$3,004,230
750,000		Sabine River Authority, TX, PCR Revenue Refunding Bonds, (Series 2001C), 4.00% TOBs (TXU Energy), Mandatory Tender 11/1/2003	BBB/Baa2		752,640
2,000,000		San Antonio, TX, Electric & Gas System, Refunding Revenue Bonds, 5.00%, 2/1/2004	AA+/Aa1		2,052,980
1,585,000		Texas State Public Finance Authority, Refunding UT GO Bonds, (Series 2001A), 5.00% (Texas State), 10/1/2006	AA/Aa1		1,764,549
1,675,000		Texas State Public Finance Authority, Revenue Financing System Bonds, (Series 2002), 4.50% (Texas Southern University)/(MBIA INS), 11/1/2005	NR/Aaa		1,804,360
2,000,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes (Series 2002), 5.00%, 6/1/2008	AA/Aa3		2,260,680
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	AAA/Aaa		1,715,160
2,740,000		University of Texas, Financing System Revenue Bonds, (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		3,084,281

		TOTAL			25,658,111

		Utah--0.7%
735,000		Intermountain Power Agency, UT, Power Supply Revenue Refunding Bonds, (Series B) 6.00% (MBIA LOC), 7/1/2006	AAA/Aaa		834,254
1,000,000		Utah Associated Municipal Power Systems, Revenue Bonds, (Series 2003A), 5.00% (Payson Power Project)/(Financial Security Assurance, Inc. INS), 4/1/2009	AAA/Aaa		1,137,850

		TOTAL			1,972,104

		Virginia--1.2%
1,000,000		Chesterfield County, VA, IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,049,490
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		999,580
1,000,000		Louisa, VA, IDA, Solid Waste & Sewer Disposal Revenue Bonds, (Series 2001 A), 3.40% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2004	NR/A3		1,011,140

		TOTAL			3,060,210

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--2.0%
$2,035,000		Washington State, Refunding UT GO Bonds, (Series R-2000A), 5.00%, 1/1/2005	AA+/Aa1		$2,156,286
2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,176,700
1,000,000		Washington State, Various Purpose Refunding UT GO Bonds, (Series R-2003A), 3.50% (MBIA INS), 1/1/2007	AAA/Aaa		1,056,810

		TOTAL			5,389,796

		Wisconsin--1.3%
1,030,000		Green Bay, WI, Area Public School District, Refunding UT GO Bonds, 5.10%, 4/1/2007	NR/Aa2		1,121,897
965,000		Pleasant Prairie, WI, Water & Sewer System, Bond Anticipation Notes, 4.00%, 10/1/2007	NR/A3		1,016,888
1,245,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		1,328,266

		TOTAL			3,467,051

		Wyoming--1.5%
1,500,000		Albany County, WY, PCR Bonds, (Series 1985), 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		1,502,310
2,500,000		Lincoln County, WY, PCR Refunding Bonds, (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A/A3		2,505,725

		TOTAL			4,008,035

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $245,267,352)			251,155,207

		SHORT-TERM MUNICIPALS--5.2%
		Arizona--0.9%
1,150,000		Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/ (Household Finance Corp. GTD)	A-1/NR		1,150,000
1,150,000		Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/ (Household Finance Corp. GTD)	A-1/NR		1,150,000

		TOTAL			2,300,000

		Idaho--1.9%
5,000,000		Boise City, ID, Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds, (Series 1998) Weekly VRDNs (Multiquip Inc.)/ (Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		5,000,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--0.4%
$1,000,000		Chicago, IL, Gas Supply Revenue (Series B), 1.40% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 6/26/2003	A-2/VMIG1		$1,000,000

		Tennessee--1.1%
3,000,000		Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	A-2/NR		3,000,000

		Utah--0.9%
2,500,000		Emery County, UT, (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of Nova Scotia, Toronto LIQ)	A-1+//VMIG1		2,500,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			13,800,000

		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $259,067,352)[4]			264,955,207

		OTHER ASSETS AND LIABILITIES -- NET--(0.3)%			(729,373)

		TOTAL NET ASSETS--100%			$264,225,834

Securities that are subject to the AMT represent 15.6% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2003, these securities amounted to $1,238,255 which represents 0.5% of net assets. Included in these amounts are restricted securities which have been deemed liquid amounting to $413,291 and representing 0.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $259,067,194.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $259,067,352)		$264,955,207
Cash		55,105
Income receivable		3,162,712
Receivable for investments sold		1,165,000
Receivable for shares sold		3,312,098

TOTAL ASSETS		272,650,122

Liabilities:
Payable for investments purchased	$6,672,856
Payable for shares redeemed	1,485,076
Income distribution payable	147,182
Accrued expenses	119,174

TOTAL LIABILITIES		8,424,288

Net assets for 26,512,064 shares outstanding		$264,225,834

Net Assets Consist of:
Paid in capital		$262,324,992
Net unrealized appreciation of investments		5,887,855
Accumulated net realized loss on investments		(4,028,974)
Undistributed net investment income		41,961

TOTAL NET ASSETS		$264,225,834

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($245,651,039 ÷ 24,648,271 shares outstanding)		$9.97

Offering price per share (100/99.00 of $9.97)[1]		$10.07

Redemption proceeds per share		$9.97

Class F Shares:
Net asset value per share ($18,574,795 ÷ 1,863,793 shares outstanding)		$9.97

Offering price per share		$9.97

Redemption proceeds per share (99.00/100 of $9.97)[1]		$9.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Interest			$4,133,452

Expenses:
Investment adviser fee		$511,914
Administrative personnel and services fee		96,240
Custodian fees		5,967
Transfer and dividend disbursing agent fees and expenses		28,045
Directors'/Trustees' fees		2,280
Auditing fees		8,155
Legal fees		3,011
Portfolio accounting fees		47,812
Distribution services fee--Class A Shares		297,350
Distribution services fee--Class F Shares		13,557
Shareholder services fee--Class A Shares		297,350
Shareholder services fee--Class F Shares		22,595
Share registration costs		37,933
Printing and postage		17,730
Insurance premiums		890
Taxes		9,135
Miscellaneous		785

TOTAL EXPENSES		1,400,749

Waivers:
Waiver of investment adviser fee	$(135,538)
Waiver of distribution services fee--Class F Shares	(13,557)
Waiver of transfer and dividend disbursing agent fees and expenses	(781)

TOTAL WAIVERS		(149,876)

Net expenses			1,250,873

Net investment income			2,882,579

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(104,453)
Net change in unrealized appreciation of investments			3,693,990

Net realized and unrealized gain on investments			3,589,537

Change in net assets resulting from operations			$6,472,116

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,882,579	$4,840,351
Net realized loss on investments	(104,453)	(380,132)
Net change in unrealized appreciation/depreciation of investments	3,693,990	1,577,896

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,472,116	6,038,115

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,685,969)	(4,322,564)
Class F Shares	(226,917)	(525,346)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,912,886)	(4,847,910)

Share Transactions:
Proceeds from sale of shares	114,307,938	257,745,916
Net asset value of shares issued to shareholders in payment of distributions declared	2,046,073	3,305,946
Cost of shares redeemed	(98,675,245)	(187,122,627)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,678,766	73,929,235

Change in net assets	21,237,996	75,119,440

Net Assets:
Beginning of period	242,987,838	167,868,398

End of period (including undistributed net investment income of $41,961 and $72,268, respectively)	$264,225,834	$242,987,838

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at May 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	11/9/1999	$334,890

Illinois Development Finance Authority, IDB, (Series 1995) Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	11/9/1995	$475,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization is as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Loss
Increase (Decrease)	$1,032	$1,032	$173	$855	$(1,028)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Shares of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,309,997	$112,084,857	25,172,187	$246,646,176
Shares issued to shareholders in payment of distributions declared	193,352	1,918,723	311,338	3,050,635
Shares redeemed	(9,813,771)	(97,225,239)	(17,813,144)	(174,063,397)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,689,578	$16,778,341	7,670,381	$75,633,414

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	224,452	$2,223,081	1,132,541	$11,099,740
Shares issued to shareholders in payment of distributions declared	12,834	127,350	26,061	255,311
Shares redeemed	(146,078)	(1,450,006)	(1,331,893)	(13,059,230)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	91,208	$900,425	(173,291)	$(1,704,179)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,780,786	$17,678,766	7,497,090	$73,929,235

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $259,067,194. The net unrealized appreciation of investments for federal tax purposes was $5,888,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,970,764 and net unrealized depreciation from investments for those securities having an excess of cost over value of $82,751.

At November 30, 2002, the Fund had a capital loss carryforward of $3,924,700 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 439,009

2007	$2,004,917

2008	$ 938,717

2009	$ 162,953

2010	$ 379,104

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended May 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $82,600,000 and $86,711,700, respectively.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$48,888,043

Sales	$24,384,241

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00278-01 (7/03)

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund

Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

9TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.57	$8.00	$8.10	$9.19	$9.79	$10.41
Income From Investment Operations:
Net investment income	0.30	0.69 [1,2]	0.81	0.84	0.87	0.83
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.88	(0.42)[1]	(0.12)	(1.12)	(0.65)	(0.54)

TOTAL FROM INVESTMENT OPERATIONS	1.18	0.27	0.69	(0.28)	0.22	0.29

Less Distributions:
Distributions from net investment income	(0.34)	(0.70)	(0.76)	(0.81)	(0.82)	(0.81)
Distributions in excess of net investment income[3]	--	--	--	--	--	(0.07)
Distributions from paid in capital[4]	--	--	(0.03)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.34)	(0.70)	(0.79)	(0.81)	(0.82)	(0.91)

Net Asset Value, End of Period	$8.41	$7.57	$8.00	$8.10	$9.19	$9.79

Total Return[5]	15.90%	3.48%	8.77%	(3.37)%	2.30%	2.94%

Ratios to Average Net Assets:

Expenses	1.26%[6]	1.26%	1.23%	1.19%	1.16%	1.13%

Net investment income	7.57%[6]	8.83%[1]	9.93%	9.44%	8.93%	8.12%

Expense waiver/reimbursement[7]	0.07%[6]	0.07%	0.13%	0.19%	0.21%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$242,654	$167,387	$138,295	$127,397	$148,365	$141,065

Portfolio turnover	18%	50%	58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.31% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles ("GAAP"). These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.57	$8.00	$8.10	$9.19	$9.79	$10.40
Income From Investment Operations:
Net investment income	0.28	0.63 [1,2]	0.76	0.77	0.80	0.75
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.87	(0.42)[1]	(0.13)	(1.12)	(0.65)	(0.53)

TOTAL FROM INVESTMENT OPERATIONS	1.15	0.21	0.63	(0.35)	0.15	0.22

Less Distributions:
Distributions from net investment income	(0.31)	(0.64)	(0.71)	(0.74)	(0.75)	(0.73)
Distributions in excess of net investment income[3]	--	--	--	--	--	(0.07)
Distributions from paid in capital[4]	--	--	(0.02)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.31)	(0.64)	(0.73)	(0.74)	(0.75)	(0.83)

Net Asset Value, End of Period	$8.41	$7.57	$8.00	$8.10	$9.19	$ 9.79

Total Return[5]	15.47%	2.70%	7.97%	(4.10)%	1.54%	2.17%

Ratios to Average Net Assets:

Expenses	2.01%[6]	2.01%	1.98%	1.94%	1.91%	1.88%

Net investment income	6.84%[6]	8.08%[1]	9.18%	8.70%	8.18%	7.37%

Expense waiver/reimbursement[7]	0.07%[6]	0.07%	0.13%	0.19%	0.21%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$642,446	$550,731	$592,565	$581,077	$733,507	$689,687

Portfolio turnover	18%	50%	58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.55% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/23003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.57	$8.00	$8.10	$9.19	$9.79	$10.41
Income From Investment Operations:
Net investment income	0.27	0.63 [1,2]	0.76	0.77	0.80	0.75
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.88	(0.42)[1]	(0.13)	(1.12)	(0.65)	(0.54)

TOTAL FROM INVESTMENT OPERATIONS	1.15	0.21	0.63	(0.35)	0.15	0.21

Less Distributions:
Distributions from net investment income	(0.31)	(0.64)	(0.71)	(0.74)	(0.75)	(0.73)
Distributions in excess of net investment income[3]	--	--	--	--	--	(0.07)
Distributions from paid in capital[4]	--	--	(0.02)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.31)	(0.64)	(0.73)	(0.74)	(0.75)	(0.83)

Net Asset Value, End of Period	$8.41	$7.57	$8.00	$8.10	$9.19	$ 9.79

Total Return[5]	15.47%	2.70%	7.97%	(4.10)%	1.54%	2.18%

Ratios to Average Net Assets:

Expenses	2.02%[6]	2.01%	1.98%	1.94%	1.91%	1.88%

Net investment income	6.84%[6]	8.08%[1]	9.18%	8.66%	8.18%	7.37%

Expense waiver/reimbursement[7]	0.07%[6]	0.07%	0.13%	0.19%	0.21%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$67,494	$52,300	$52,146	$52,697	$70,531	$73,509

Portfolio turnover	18%	50%	58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.56% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002		2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.55	$7.99		$8.09	$9.18	$9.79	$10.41
Income From Investment Operations:
Net investment income	0.30	0.69	[1,2]	0.82	0.84	0.87	0.82
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.88	(0.43	) [1]	(0.13)	(1.12)	(0.66)	(0.53)

TOTAL FROM INVESTMENT OPERATIONS	1.18	0.26		0.69	(0.28)	0.21	0.29

Less Distributions:
Distributions from net investment income	(0.34)	(0.70)		(0.76)	(0.81)	(0.82)	(0.81)
Distributions in excess of net investment income[3]	--	--		--	--	--	(0.07)
Distributions from paid in capital[4]	--	--		(0.03)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--		--	--	--	(0.03)

TOTAL DISTRIBUTIONS	(0.34)	(0.70)		(0.79)	(0.81)	(0.82)	(0.91)

Net Asset Value, End of Period	$8.39	$7.55		$7.99	$8.09	$9.18	$ 9.79

Total Return[5]	15.94%	3.36%		8.78%	(3.38)%	2.20%	2.94%

Ratios to Average Net Assets:

Expenses	1.26%[6]	1.26%		1.23%	1.19%	1.16%	1.13%

Net investment income	7.60%[6]	8.83%[1]		9.93%	9.42%	8.92%	8.12%

Expense waiver/reimbursement[7]	0.57%[6]	0.57%		0.63%	0.69%	0.71%	0.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$23,214	$20,569		$24,885	$27,560	$34,034	$35,941

Portfolio turnover	18%	50%		58%	60%	51%	93%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.30% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--8.4%
		Aerospace & Defense--0.2%
$2,000,000		Raytheon Co., 8.200%, 3/1/2006	$2,305,060

		Automotive--0.1%
775,000		General Motors Corp., Note, 9.450%, 11/1/2011	898,210

		Banking--0.7%
3,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005	3,178,980
2,209,878	[1]	Regional Diversified Funding, 9.250%, 3/15/2030	2,696,604
1,000,000	[1]	Swedbank, Sub. Note, 7.500%, 11/29/2049	1,147,380

		TOTAL	7,022,964

		Basic Industry - Chemicals--0.1%
1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	634,375

		Basic Industry - Metals & Mining--1.2%
1,000,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,161,930
3,425,000		Great Central Mining, 8.875%, 4/1/2008	1,729,625
1,950,000		INCO Ltd., Note, 9.600%, 6/15/2022	2,049,957
1,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	1,043,250
2,300,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.500%, 7/15/2005	2,454,123
3,000,000		Placer Dome, Inc., Bond, 8.500%, 12/31/2045	3,710,940

		TOTAL	12,149,825

		Basic Industry - Paper--0.1%
250,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	231,250
450,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	522,171

		TOTAL	753,421

		Capital Goods - Diversified Manufacturing--0.2%
1,500,000	[1]	Hutchison Whampoa Ltd., 6.500%, 2/13/2013	1,602,405

		Capital Goods - Environmental--0.3%
2,700,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	3,290,301

		Chemicals & Plastics--0.1%
1,250,000	[1]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,386,263

		Communications - Media & Cable--0.8%
2,500,000		CF Cable TV, Note, 9.125%, 7/15/2007	2,512,500
2,000,000		Comcast Corp., 5.300%, 1/15/2014	2,063,340
1,000,000		Comcast Corp., 7.050%, 3/15/2033	1,123,930
2,000,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,369,600

		TOTAL	8,069,370

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Communications -- Media Noncable--0.5%
$1,000,000		News America Hldgs., Inc., Note, 8.150%, 10/17/2036	$1,264,750
880,000		News America Holdings, Company Guarantee, 8.000%, 10/17/2016	1,128,248
2,000,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,400,180

		TOTAL	4,793,178

		Consumer Cyclical - Entertainment--0.4%
2,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	2,117,740
1,500,000		International Speedway Co, 7.875%, 10/15/2004	1,603,335

		TOTAL	3,721,075

		Consumer Cyclical - Retailers--0.2%
2,300,000		Shopko Stores, Sr. Note, 9.250%, 3/15/2022	2,058,500

		Consumer Products--0.4%
4,000,000		Albecca, Inc., Company Guarantee, 10.750%, 8/15/2008	4,285,000

		Energy - Independent--0.2%
1,000,000	[1]	EOG Company of Canada, Company Guarantee, Series 144A, 7.000%, 12/1/2011	1,141,620
650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	794,625

		TOTAL	1,936,245

		Energy - Integrated--0.3%
500,000		Conoco Funding Co., 7.250%, 10/15/2031	641,420
600,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	760,794
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,407,162

		TOTAL	2,809,376

		Finance - Automotive--0.1%
1,000,000		General Motors Acceptance, 8.000%, 11/1/2031	1,038,800

		Financial Institutions - Finance Noncaptive--0.1%
500,000		Capital One Financial Corp., Sr. Note, 7.250%, 12/1/2003	504,625

		Financial Institutions - Insurance - Life--0.8%
550,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	711,980
3,164,000		Delphi Financial Group, Note, 8.000%, 10/1/2003	3,208,011
750,000		Delphi Funding, 9.310%, 3/25/2027	617,437
2,000,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	2,308,640
500,000	[1]	Union Central Life Ins. Co., Note, 8.200%, 11/1/2026	548,195

		TOTAL	7,394,263

		Financial Institutions - Insurance - Property & Casualty--0.5%
500,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	390,125
1,500,000		CNA Financial Corp., Bond, 6.950%, 1/15/2018	1,438,125
1,000,000	[2]	Conseco Finance Corp., Unsecd. Note, 8.796%, 4/1/2027	12,500
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		U.S.CORPORATE BONDS--continued
		Financial Institutions - Insurance - Property & Casualty--continued
$1,300,000		Travelers Property Casualty, Sr. Note, 6.375%, 3/15/2033	$1,466,114
500,000	[1]	USF&G Cap, 8.312%, 7/1/2046	593,620
500,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	582,060

		TOTAL	4,482,544

		Financial Institutions -- REITs--0.1%
500,000		SUSA Partnership, L.P., 8.200%, 6/1/2017	677,870

		Technology--0.2%
1,650,000		Unisys Corp., 8.125%, 6/1/2006	1,757,250

		Telecommunications & Cellular--0.1%
1,137,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,372,928

		Utility - Electric--0.7%
1,800,000		Duke Energy Corp., Note, 6.250%, 1/15/2012	2,031,678
1,750,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,785,000
550,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	538,384
500,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.750%, 3/1/2009	555,495
1,000,000		Oncor, Inc., Deb., 7.000%, 9/1/2022	1,150,170
1,000,000	[1]	Tenaga Nasional, Deb., 7.500%, 1/15/2096	879,520

		TOTAL	6,940,247

		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $80,797,067)	81,884,095

		INTERNATIONAL BONDS--27.4%
		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, Series 808, 8.750%, 8/15/2008	1,547,240

		State/Provincial--0.0%
550,000		Victoria, State of, Local Gov't. Guarantee, 10.250%, 11/15/2006	422,144

		TOTAL AUSTRALIAN DOLLAR	1,969,384

		CANADIAN DOLLAR--0.3%
		Forest Products--0.3%
3,750,000		Avenor Inc., Deb., 10.850%, 11/30/2014	3,100,303

		DANISH KRONE--0.1%
		Sovereign--0.1%
5,250,000		Denmark, Government of, Bullet, 8.000%, 3/15/2006	950,500

		EURO--3.5%
		Oil & Gas--0.5%
4,750,000	[1]	Petroplus Funding BV, Bond, Series 144A, 10.500%, 10/15/2010	4,525,816

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--continued
		Sovereign--2.6%
1,000,000		Austria, Government of, Bond, 6.250%, 7/15/2027	$1,457,137
2,250,000		Austria, Government of, Bond, Series 97 5, 5.625%, 7/15/2007	2,923,222
3,476,784		Germany, Government of, Deb., 6.250%, 1/4/2024	5,092,547
476,308		Ireland, Government of, Deb., 4.000%, 4/18/2010	580,264
2,704,542		Ireland, Government of, Deb., 9.000%, 9/1/2006	3,810,202
335,696		Italy, Government of, 7.750%, 11/1/2006	459,640
4,699,749		Italy, Government of, Bond, 10.500%, 9/1/2005	6,516,780
1,247,895		Netherlands, Government of, Bond, Series 1&2, 8.500%, 6/1/2006	1,716,708
1,361,340		Netherlands, Government of, Bond, 7.500%, 4/15/2010	2,008,887
680,670		Netherlands, Government of, Bond, Series 1&2A, 8.250%, 2/15/2007	954,450

		TOTAL	25,519,837

		Telecommunications & Cellular--0.4%
692,852		Jazztel PLC, 12.000%, 10/30/2012	403,014
2,500,000		PTC International Finance, Company Guarantee, Series EUR, 11.250%, 12/1/2009	3,242,178

		TOTAL	3,645,192

		TOTAL EURO	33,690,845

		HUNGARIAN FORINT--0.4%
		Banking--0.2%
400,000,000		European Investment Bank, Series 3, 11.750%, 6/25/2004	1,982,207

		Sovereign--0.2%
450,000,000		Hungary, Government of, Bond, Series 03/I, 13.000%, 7/24/2003	2,143,248

		TOTAL HUNGARIAN FORINT	4,125,455

		NEW ZEALAND DOLLAR--0.1%
		Sovereign--0.1%
2,300,000		New Zealand, Government of, Deb., 8.000%, 11/15/2006	1,449,675

		POLISH ZLOTY--0.5%
		Sovereign--0.5%
17,750,000		Poland, Government of, Bond, 12.000%, 10/12/2003	4,863,462

		SOUTH AFRICAN RAND--0.7%
		Government Agency--0.3%
11,000,000		Lesotho Water Authority, Foreign Gov't. Guarantee, 13.000%, 9/15/2010	1,601,636
10,000,000	[1]	Telkom SA Ltd., 10.000%, 3/31/2008	1,252,582

		TOTAL	2,854,218

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		SOUTH AFRICAN RAND--continued
		Sovereign--0.4%
10,000,000		South Africa, Government of, 12.000%, 2/28/2005	$1,283,439
15,000,000		South Africa, Government of, 13.500%, 9/15/2015	2,409,555

		TOTAL	3,692,994

		TOTAL SOUTH AFRICAN RAND	6,547,212

		SWEDISH KRONA--0.3%
		Sovereign--0.3%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,588,458
7,500,000		Sweden, Government of, Deb., Series 1038, 6.500%, 10/25/2006	1,060,125

		TOTAL SWEDISH KRONA	2,648,583

		U.S. DOLLAR--21.3%
		Broadcast Radio & TV--0.1%
$1,200,000		Central European Media Enterprises Ltd., Sr. Note, 9.375%, 8/15/2004	1,206,000

		Cable & Wireless Television--1.3%
9,000,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	9,050,562
8,000,000		Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 11/1/2004	3,600,000

		TOTAL	12,650,562

		Consumer Cyclical - Retailers--0.6%
5,600,000	[3]	Grupo Elektra S.A. de C., Sr. Note, 12.000%, 4/1/2008	5,572,000

		Container & Glass Products--0.2%
1,700,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	1,504,500

		Oil & Gas--2.0%
7,200,000		Bluewater Finance Ltd., Company Guarantee, 10.250%, 2/15/2012	7,344,000
4,200,000	[1]	Companhia Petrolifera Marlim, 12.250%, Series 144A, 9/26/2008	4,557,000
4,400,000		Gazprom, Note, Series 144A, 9.625%, 3/1/2013	4,906,000
2,000,000	[1]	Petronas Capital Ltd., Company Guarantee, Series 144A, 7.875%, 5/22/2022	2,387,300

		TOTAL	19,194,300

		Paper Products--0.6%
11,500,000	[2]	Corporacion Durango SA de CV, Sr. Note, Series 144A, 13.750%, 7/15/2009	6,095,000

		Rail Industry--0.1%
1,350,000		Transportacion Ferroviaria Mexicana SA de CV, Company Guarantee, 11.750%, 6/15/2009	1,383,750

		Sovereign--14.6%
13,914,933		Brazil, Gov Brady, C Bond, 8.000%, 4/15/2014	12,300,801
10,550,000		Brazil, Government of, 10.125%, 5/15/2027	9,358,905
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Sovereign--continued
$7,975,000		Brazil, Government of, Bond, 11.500%, 3/12/2008	$8,433,562
1,500,000		Brazil, Government of, Note, 10.000%, 1/16/2007	1,545,000
4,850,000		Brazil, Government of, Note, 11.000%, 1/11/2012	4,947,000
7,600,000		Brazil, Government of, Note, 12.000%, 4/15/2010	8,094,000
1,000,000	[1]	Bulgaria, Government of, Bond, Series 144A, 8.250%, 1/15/2015	1,186,000
4,850,000		Colombia, Government of, 10.000%, 1/23/2012	5,444,125
3,500,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	4,026,750
1,700,000		El Salvador, Government, Bond, Series REGS, 8.250%, 4/10/2032	1,700,000
1,000,000	[1]	El Salvador, Government of, Bond, Series 144a, 7.750%, 1/24/2023	1,068,750
2,350,000		Mexico, Government of, Bond, 8.000%, 9/24/2022	2,703,088
1,000,000		Mexico, Government of, Bond, Series MTN, 8.300%, 8/15/2031	1,188,750
2,800,000		Mexico, Government of, Note, 4.625%, 10/8/2008	2,906,400
4,400,000		Peru, Government of, Note, 9.875%, 2/6/2015	5,119,400
1,200,000		Philippines, Government, 9.875%, 1/15/2019	1,329,000
3,150,000		Philippines, Government of, Note, 8.375%, 3/12/2009	3,370,500
12,800,000		Russia, Government of, Series REGS, 8.250%, 3/31/2010	14,976,000
9,050,000		Russia, Government of, Unsub., Series REGS, 12.750%, 6/24/2028	15,326,175
16,000,000	[1]	Russia, Government of, Unsub., Series REGS, 5.000%, 3/31/2030	15,635,200
2,750,000		South Africa, Government, Note, 7.375%, 4/25/2012	3,262,187
1,950,000		Turkey, Government of, 11.000%, 1/14/2013	2,015,813
5,760,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	6,184,800
14,500,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	10,403,750

		TOTAL	142,525,956

		Telecommunications & Cellular--1.8%
900,000		Cellco Finance NV, Sr. Sub. Note, 15.000%, 8/1/2005	846,000
1,762,000		PTC Intl. Finance BV, 10.750%, 7/1/2007	1,858,910
6,500,000		Partner Communications, Sr. Sub. Note, 13.000%, 8/15/2010	7,475,000
2,100,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	2,152,500
5,100,000		Vimpelcom, Note, Series REGS, 10.450%, 4/26/2005	5,546,250

		TOTAL	17,878,660

		TOTAL U.S. DOLLAR	208,010,728

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $238,396,217)	267,356,147

Principal Amount or Shares			Value in U.S. Dollars
		ASSET BACKED CERTIFICATE--0.0%
		Non-Agency Mortgage--0.0%
$151,015	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A 4, 4.746%, 1/28/2025 (IDENTIFIED COST $138,022)	$115,999

		ASSET BACKED NOTE--0.3%
		Asset-Backed Securities--0.1%
1,169,551	[1]	125 Home Loan Owner Trust 1998-1A B1, 9.260%, 2/15/2029	1,229,304

		Home Equity Loan--0.1%
404,620		New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028	429,742

		Manufactured Housing--0.1%
2,000,000		Green Tree Financial Corp. 1993-4 B2, 8.550%, 1/15/2019	1,308,440

		TOTAL ASSET BACKED NOTE (IDENTIFIED COST $3,589,547)	2,967,486

		COMMON STOCK--0.6%
		Telecommunications & Cellular--0.6%
298		AT&T Canada, Inc., Class A	8,621
16,082		AT&T Canada, Inc., Class B	466,378
4,026,252		Jazztel PLC	1,539,226
4,452,094		Netia Holdings SA	3,869,254

		TOTAL COMMON STOCK (IDENTIFIED COST $2,598,853)	5,883,479

		U.S. GOVERNMENT AGENCIES--0.0%
		Long-Term Government Obligations--0.0%
$253,733		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $285,133)	283,070

		US TREASURY OBLIGATIONS--7.6%
		U.S. Treasury Bonds--7.6%
3,500,000		United States Treasury Bond, 10.750%, 8/15/2005	4,213,125
14,725,000	[3]	United States Treasury Bond, 11.625%, 11/15/2004	16,926,829
6,800,000	[3]	United States Treasury Bond, 11.875%, 11/15/2003	7,127,488
15,000,000	[3]	United States Treasury Bond, 12.000%, 5/15/2005	18,107,850
10,910,000	[3]	United States Treasury Bond, 12.375%, 5/15/2004	12,064,933
13,230,000		United States Treasury Bond, 13.750%, 8/15/2004	15,220,718

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $80,928,076)	73,660,943

		MUNICIPALS--0.2%
		Municipal Services--0.1%
750,000		Atlanta & Fulton County, GA Recreation Authority, (Downtown Arena Project), Taxable Revenue Bonds, Series 1997, 7.000%, 12/1/2028	859,282
250,000		McKeesport, PA, Taxable GO Series B 1997, 7.300%, 3/1/2020	272,818

		TOTAL	1,132,100

Principal Amount or Shares			Value in U.S. Dollars
		MUNICIPALS--continued
		Real Estate--0.1%
$855,000		North Central, TX Housing Finance Corp., (Tiffany Square Apartments), Housing Revenue Bonds (Series 1999-B), 9.100%, 12/1/2014	$1,012,705

		TOTAL MUNICIPALS (IDENTIFIED COST $1,847,355)	2,144,805

		MUTUAL FUNDS--57.4%
6,519,482		Emerging Markets Fixed Income Core Fund	89,335,698
4,706,970		Federated Mortgage Core Portfolio	48,387,658
56,205,111		High Yield Bond Portfolio	367,581,429
19,502,641		Prime Value Obligations Fund, Class IS	19,502,641
35,481,909		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	35,481,909

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $683,607,464)	560,289,335

		PREFERRED STOCK--0.3%
		Financial Institutions - Brokerage--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.670%	2,068,752

		Financial Institutions -- REITs--0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C	571,725

		TOTAL PREFERRED STOCK (IDENTIFIED COST $2,146,407)	2,640,477

		WARRANTS--0.0%
		U.S. DOLLAR--0.0%
		Insurance--0.0%
2,013	[2]	Arcadia Financial Ltd. -- Warrants	20

		Sovereign--0.0%
250	[2]	Nigeria, Government of, Warrants 11/15/2020	0

		TOTAL WARRANTS (IDENTIFIED COST $0)	20

		TOTAL INVESTMENTS--102.2% (IDENTIFIED COST $1,094,334,141)[4]	997,225,856

		OTHER ASSETS AND LIABILITIES -- NET--(2.2)%	(21,418,272)

		TOTAL NET ASSETS--100%	$975,807,584

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2003 these securities amounted to $48,444,575 which represents 5.0% of net assets.

2 Non-income producing security.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 The cost of investments for federal tax purposes amounts to $1,104,885,409.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value, including $34,772,837 of securities loaned (identified cost $1,094,334,141)		$997,225,856
Income receivable		9,179,408
Receivable for shares sold		10,079,297

TOTAL ASSETS		1,016,484,561

Liabilities:
Payable for shares redeemed	$1,680,419
Income distribution payable	2,825,958
Payable on collateral due to broker	35,481,909
Accrued expenses	688,691

TOTAL LIABILITIES		40,676,977

Net assets for 116,057,859 shares outstanding		$975,807,584

Net Assets Consist of:
Paid in capital		$1,147,481,855
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(96,977,301)
Accumulated net realized loss on investments and foreign currency transactions		(64,176,921)
Distributions in excess of net investment income		(10,520,049)

TOTAL NET ASSETS		$975,807,584

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($242,654,228 ÷ 28,852,614 shares outstanding)		$8.41

Offering price per share (100/95.50 of $8.41)[1]		$8.81

Redemption proceeds per share		$8.41

Class B Shares:
Net asset value per share ($642,445,519 ÷ 76,413,181 shares outstanding)		$8.41

Offering price per share		$8.41

Redemption proceeds per share (94.50/100 of $8.41)[2]		$7.95

Class C Shares:
Net asset value per share ($67,493,607 ÷ 8,024,961 shares outstanding)		$8.41

Offering price per share (100/99.00 of $8.41)[1]		$8.49

Redemption proceeds per share (99.00/100 of $8.41)[2]		$8.33

Class F Shares:
Net asset value per share ($23,214,230 ÷ 2,767,103 shares outstanding)		$8.39

Offering price per share (100/99.00 of $8.39)[1]		$8.47

Redemption proceeds per share (99.00/100 of $8.39)[2]		$8.31

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends			$17,485,729
Interest (including income on securities loaned of $12,910 and net of foreign taxes withheld of $6,473)			17,188,489
Income allocated from partnership			3,331,154

TOTAL INCOME			38,005,372

Expenses:
Investment adviser fee		$3,647,364
Administrative personnel and services fee		322,684
Custodian fees		57,697
Transfer and dividend disbursing agent fees and expenses		375,858
Directors'/Trustees' fees		4,380
Auditing fees		9,402
Legal fees		2,498
Portfolio accounting fees		82,296
Distribution services fee--Class B Shares		2,192,302
Distribution services fee--Class C Shares		210,676
Distribution services fee--Class F Shares		54,052
Shareholder services fee--Class A Shares		244,736
Shareholder services fee--Class B Shares		730,767
Shareholder services fee--Class C Shares		70,225
Shareholder services fee--Class F Shares		27,026
Share registration costs		50,961
Printing and postage		52,347
Insurance premiums		1,161
Taxes		30,507
Miscellaneous		2,992

EXPENSES BEFORE ALLOCATION		8,169,931

Expenses allocated from partnership		19,703

TOTAL EXPENSES		8,189,634

Waivers and Reimbursement:
Waiver of investment adviser fee	$(282,935)
Waiver of transfer and dividend disbursing agent fees and expenses	(146)
Waiver of distribution services fee--Class F Shares	(54,052)
Reimbursement of investment adviser fee	(2,113)

TOTAL WAIVERS AND REIMBURSEMENT		(339,246)

Net expenses			7,850,388

Net investment income			30,154,984

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(7,510,263)
Net realized gain allocated from partnership			892,459
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			102,198,089

Net realized and unrealized gain (loss) on investments and foreign currency transactions			95,580,285

Change in net assets resulting from operations			$125,735,269

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,154,984	$65,687,863
Net realized loss on investments and foreign currency transactions including allocation from partnership	(6,617,804)	(4,302,353)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	102,198,089	(38,788,443)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	125,735,269	22,597,067

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,345,695)	(13,243,187)
Class B Shares	(22,621,193)	(47,127,763)
Class C Shares	(2,178,722)	(4,143,227)
Class F Shares	(919,625)	(2,030,170)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,065,235)	(66,544,347)

Share Transactions:
Proceeds from sale of shares	169,123,866	270,782,658
Net asset value of shares issued to shareholders in payment of distributions declared	17,802,174	32,616,865
Cost of shares redeemed	(93,775,197)	(276,355,801)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	93,150,843	27,043,722

Change in net assets	184,820,877	(16,903,558)

Net Assets:
Beginning of period	790,986,707	807,890,265

End of period (including distributions in excess of net investment income of $(10,520,049) and $(6,609,798), respectively)	$975,807,584	$790,986,707

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commissions ("SEC"), the Fund may invest in Federated Core Trust ("Core Trust") which is independently managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

The Fund may also invest in Federated Core Trust II, L.P. ("Core Trust II"), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is managed independently by Federated Investment Management Company, the Fund's adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and is offered only to registered investment companies and other accredited investors. The Fund may invest in emerging market fixed income securities primarily by investing in the Emerging Markets Fixed Income Core Fund, (formerly known as International High Income Core Fund) a portfolio of Core Trust II. The investment objective of the Emerging Markets Fixed Income Core Fund is to achieve total return on assets and high levels of income. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from Emerging Markets Fixed Income Core Fund. The financial statements of Emerging Markets Fixed Income Core Fund are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the partnership in which the Fund shares a majority interest. The financial statements of Emerging Markets Fixed Income Core Fund should be read in conjunction with the Fund's financial statements. The valuation of securities held by Emerging Markets Fixed Income Core Fund is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated mutual fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$34,772,837	$35,481,909

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

For the six months ended May 31, 2003, the Fund had no outstanding foreign currency exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Corporation adopted the provisions of the revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of interest income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/2001			For the Year Ended 11/30/2002
	Cost of Investments	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)
Increase (Decrease)	$(11,048,862)	$(12,545)	$(11,036,317)	$(3,757,000)	$(379,541)	$4,136,541

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	2,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,901,667	$79,173,650	16,171,308	$124,833,804
Shares issued to shareholders in payment of distributions declared	753,846	5,977,185	1,079,335	8,355,404
Shares redeemed	(3,907,550)	(31,075,380)	(12,431,280)	(96,456,617)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,747,963	$54,075,455	4,819,363	$36,732,591

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,146,244	$72,990,608	14,308,817	$111,427,764
Shares issued to shareholders in payment of distributions declared	1,287,100	10,179,271	2,704,834	21,002,904
Shares redeemed	(6,774,461)	(53,649,466)	(18,343,338)	(141,800,656)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,658,883	$29,520,413	(1,329,687)	$(9,369,988)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,912,514	$15,458,575	4,291,889	$33,316,949
Shares issued to shareholders in payment of distributions declared	162,420	1,285,207	319,392	2,479,557
Shares redeemed	(956,540)	(7,526,479)	(4,222,050)	(33,045,950)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,118,394	$9,217,303	389,231	$2,750,556

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	188,941	$1,501,033	155,669	$1,204,141
Shares issued to shareholders in payment of distributions declared	45,676	360,511	100,518	779,000
Shares redeemed	(191,873)	(1,523,872)	(646,722)	(5,052,578)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	42,744	$337,672	(390,535)	$(3,069,437)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,567,984	$93,150,843	3,488,372	$27,043,722

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $1,104,885,409. The net unrealized depreciation of investments for federal tax purposes was $107,659,553. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,231,239 and net unrealized depreciation from investments for those securities having an excess of cost over value of $171,890,792.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and the amortization/accretion tax elections on fixed income securities.

At November 30, 2002, the Fund had a capital loss carryforward of $44,945,339 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 16,617,166

2008	$ 7,257,665

2009	$15,741,297

2010	$ 5,329,211

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an allocable portion of the Fund's investment adviser fee. Such allocation is based on the amount of foreign securities which FGIMC manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$201,622,304

Sales	$146,413,773

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2003 were as follows:

Purchases	$14,537,298

Sales	$6,500,000

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Financial Highlights -- Emerging Markets Fixed Income Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2003	Period Ended 11/30/2002 [1]
Net Asset Value, Beginning of Period	$10.98	$10.00
Income From Investment Operations:
Net investment income	0.45	0.83 [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.27	0.15 [2]

TOTAL FROM INVESTMENT OPERATIONS	2.72	0.98

Net Asset Value, End of Period	$13.70	$10.98

Total Return[3]	24.77%	9.80%

Ratios to Average Net Assets:

Expenses	0.05%[4]	0.05%[4]

Net investment income	9.31%[4]	10.58%[2,4]

Expense waiver/reimbursement[5]	0.12%[4]	0.42%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$111,240	$80,515

Portfolio turnover	41%	178%

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments -- Emerging Markets Fixed Income Core Fund

May 31, 2003 (unaudited)

Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--15.4%
		Broadcast Radio & TV--1.3%
$1,400,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	$1,510,250

		Cable & Wireless Television--1.3%
1,400,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	1,407,865

		Container & Glass Products--1.3%
1,600,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	1,416,000

		Oil & Gas--7.6%
2,000,000		Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,230,000
3,000,000		Pemex Project Funding Master, Company Guarantee, 7.375%, 12/15/2014	3,333,570
1,500,000	[1]	Petronas Capital Ltd., Company Guarantee, Series 144A, 7.875%, 5/22/2022	1,790,475
1,300,000	[1]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	1,066,000

		TOTAL	8,420,045

		Paper Products--0.5%
600,000	[2]	Corporacion Durango SA De CV, Sr. Note, 13.125%, 8/1/2006	327,000
500,000	[2]	Corporacion Durango SA De CV, Sr. Note, Series 144A, 13.75%, 7/15/2009	265,000

		TOTAL	592,000

		Retailers--0.9%
1,000,000		Grupo Elektra SA de CV, Sr. Note, 12.00%, 4/1/2008	995,000

		Telecommunications & Cellular--2.5%
1,300,000		PCCW-HKTC Capital Ltd., Company Guarantee, Series REGS, 7.75%, 11/15/2011	1,474,057
1,300,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	1,332,500

		TOTAL	2,806,557

		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,913,753)	17,147,717

		GOVERNMENT AGENCY--0.7%
600,000		Banque Centrale de Tunisie, Unsub., 7.375%, 4/25/2012 (IDENTIFIED COST $592,182)	703,500

		SOVEREIGN GOVERNMENTS--81.0%
5,850,000		Brazil, Government of, 10.125%, 5/15/2027	5,189,535
3,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	3,278,250
5,726,057		Brazil, Government of, C Bond, 8.00%, 4/15/2014	5,061,834
500,000		Brazil, Government of, Note, 10.00%, 1/16/2007	515,000
2,710,000		Brazil, Government of, Note, 11.00%, 1/11/2012	2,764,200
3,400,000		Brazil, Government of, Note, 12.00%, 4/15/2010	3,621,000
Principal Amount			Value in U.S. Dollars
		SOVEREIGN GOVERNMENTS--continued
$550,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	$656,920
1,100,000	[1]	Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,304,600
3,380,000		Colombia, Government of, 10.00%, 1/23/2012	3,794,050
1,140,000		Dominican Republic, Government of, Bond, 9.50%, 9/27/2006	1,145,700
1,400,000		El Salvador, Government of, Bond, 8.25%, 4/10/2032	1,400,000
4,000,000		Mexico, Government of, Bond, 8.00%, 9/24/2022	4,601,000
3,500,000		Mexico, Government of, Bond, 8.30%, 8/15/2031	4,160,625
2,600,000		Mexico, Government of, Note, 4.625%, 10/8/2008	2,698,800
1,400,000		Mexico, Government of, Note, 7.50%, 1/14/2012	1,629,600
3,650,000		Mexico, Government of, Note, 8.375%, 1/14/2011	4,462,125
3,200,000		Mexico, Government of, Note, 9.875%, 2/1/2010	4,160,800
1,115,000		Panama, Government of, Bond, 9.375%, 1/16/2023	1,265,525
1,800,000		Peru, Government of, Note, 9.875%, 2/6/2015	2,094,300
1,450,000		Philippines, Government of, 9.875%, 1/15/2019	1,605,875
1,225,000		Philippines, Government of, Note, 10.625%, 3/16/2025	1,428,227
2,000,000		Russia, Government of, 10.00%, 6/26/2007	2,454,600
4,550,000		Russia, Government of, 8.25%, 3/31/2010	5,323,500
2,500,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	4,233,750
9,950,000		Russia, Government of, Unsub., 5.00%, 3/31/2030	9,723,140
1,000,000		South Africa, Government of, Note, 7.375%, 4/25/2012	1,186,250
1,500,000		South Africa, Government of, Note, 8.50%, 6/23/2017	1,910,625
610,000		Turkey, Government of, 11.00%, 1/14/2013	630,587
2,330,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	2,501,838
448,002		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	500,105
6,700,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	4,807,250

		TOTAL SOVEREIGN GOVERNMENTS (IDENTIFIED COST $76,830,318)	90,109,611

Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--1.0%
$1,133,000		Interest in $515,000,001 joint repurchase agreement with Bank of America LLC, 1.35%, dated 5/30/2003, to be repurchased at $1,133,127 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2033 (AT AMORTIZED COST)	$1,133,000

		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $94,469,253)[3]	109,093,828

		OTHER ASSETS AND LIABILITIES -- NET--1.9%	2,146,032

		TOTAL NET ASSETS--100%	$111,239,860

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003 these securities amounted to $4,161,075 which represents 3.7% of net assets.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $94,370,986.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities--Emerging Markets Fixed Income Core Fund

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $94,469,253)		$109,093,828
Cash		29
Income receivable		2,107,818
Receivable for investments sold		60,664

TOTAL ASSETS		111,262,339

Liabilities:
Accrued expenses	$22,479

TOTAL LIABILITIES		22,479

Net assets for 8,117,990 shares outstanding		$111,239,860

Net Assets Consist of:
Paid in capital		$82,840,678
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		14,624,575
Accumulated net realized gain on investments and foreign currency transactions		3,394,857
Accumulated net investment income		10,379,750

TOTAL NET ASSETS		$111,239,860

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($111,239,860 ÷ 8,117,990 shares outstanding)		$13.70

See Notes which are an integral part of the Financial Statements

Statement of Operations--Emerging Markets Fixed Income Core Fund

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Interest		$4,317,993

Expenses:
Custodian fees	$16,562
Transfer and dividend disbursing agent fees and expenses	10,154
Directors'/Trustees' fees	4,014
Auditing fees	8,777
Legal fees	3,252
Portfolio accounting fees	24,589
Insurance premiums	770
Professional service fee	12,902
Miscellaneous	525

TOTAL EXPENSES	81,545

Reimbursement:
Reimbursement of other operating expenses	(56,228)

Net expenses		25,317

Net investment income		4,292,676

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		1,134,407
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		15,298,246

Net realized and unrealized gain on investments and foreign currency		16,432,653

Change in net assets resulting from operations		$20,725,329

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets -- Emerging Markets Fixed Income Core Fund

	Six Months Ended (unaudited) 5/31/2003	Period Ended 11/30/2002 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,292,676	$6,087,074
Net realized gain on investments and foreign currency transactions	1,134,407	2,260,450
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	15,298,246	(673,671)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,725,329	7,673,853

Share Transactions:
Proceeds from contributions	23,000,000	133,407,699
Fair value of withdrawals	(13,000,000)	(60,567,021)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,000,000	72,840,678

Change in net assets	30,725,329	80,514,531

Net Assets:
Beginning of period	80,514,531	--

End of period	$111,239,860	$80,514,531

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements--Emerging Markets Fixed Income Core Fund

May 31, 2003 (unaudited)

ORGANIZATION

Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the state of Delaware on November 13, 2000 and is offered only to registered investment companies and other accredited investors.

The Fund's investment objective is to achieve total return on assets and a high level of income, by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Fixed income securities (government securities, asset back securities and other fixed income securities), listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times that vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2003, the Fund had not outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective January 14, 2002, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization on the financial statements is as follows:

	For the Period Ended 11/30/2002
	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$108,955	$(71,193)	$(37,762)

CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Six Months Ended 5/31/2003	Period Ended 11/30/2002	[1]
Proceeds from contributions	1,863,046	13,036,698
Fair value of withdrawals	(1,074,757)	(5,706,997)

TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	788,289	7,329,701

1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $94,370,986. The net unrealized appreciation of investments for federal tax purposes was $14,722,842. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,216,837 and net unrealized depreciation from investments for those securities having an excess of cost over value of $493,995.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser") subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at no fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31 2003, were as follows:

Purchases	$50,193,445

Sales	$36,658,644

CONCENTRATION OF CREDIT RISK

Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
Mexico	27.8%
Russia	21.6%
Brazil	18.4%
Venezuela	5.3%
Philippines	3.9%
Colombia	3.4%
Turkey	2.8%
South Africa	2.8%
Peru	1.9%
Bulgaria	1.8%
Malaysia	1.6%
Hong Kong	1.3%
El Salvador	1.3%
Panama	1.1%
Dominican Republic	1.0%
Tunisia	0.6%
Ukraine	0.5%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00324-01 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003